Segment Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Disclosures

NOTE 16.     Segment Disclosures

The Company has one operating segment based on how its Chief Operating Decision Maker (“CODM”), the President and Chief Executive Officer, assesses performance and allocates resources. The Company’s reportable segment, as determined in accordance with ASC 280, Segment Reporting, is the same as its operating segment. The accounting policies of the Company’s reportable segment are the same as those described in Note 2 to the combined financial statements for the fiscal year ended December 31, 2025, as updated by Note 2 herein.

The CODM evaluates performance based on net income (loss) as reported on the Company’s Combined and Consolidated Statements of Operations as it provides a comprehensive indication of overall results of operations.

The Company conducts its business on a consolidated basis in one operating segment and therefore, has one reportable segment. Asset information is not used by the CODM to assess performance.

The following table presents significant segment expenses and net income (loss) for the three and six months ended June 30, 2026 and 2025 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Resident fees and services	$216,456	$148,855	$416,801	$297,782
Compensation and property management	(100,605)	(72,083)	(191,613)	(142,465)
Food	(9,870)	(6,782)	(18,568)	(13,225)
Real estate taxes	(6,566)	(4,324)	(13,046)	(8,832)
Repairs and maintenance	(7,719)	(4,873)	(14,371)	(9,719)
Utilities	(8,701)	(5,719)	(16,846)	(11,382)
Other segment items(1)	(25,325)	(18,006)	(48,940)	(36,802)
Depreciation and amortization	(56,473)	(31,191)	(107,871)	(63,990)
General and administrative	(1,334)	(2,382)	(4,292)	(5,514)
General and administrative - related party management fee	(2,472)	—	(2,800)	—
Interest expense	(350)	(949)	(701)	(1,897)
Transaction costs	(4,278)	—	(22,788)	—
Gain (loss) on sales of real estate, net	3,884	—	3,884	—
Gain (loss) upon change of control, net	—	—	46,270	—
Gain (loss) on debt extinguishments	—	—	(403)	—
Other income (expense), net	16,465	(4,029)	17,281	(6,409)
Income tax benefit (expense)	1,746	(2,096)	624	(4,687)
Equity income (loss) from unconsolidated joint venture	—	1,009	111	2,460
Net income (loss)	$14,858	$(2,570)	$42,732	$(4,680)
(1)	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.

NOTE 13.    Segment Disclosures

The Company has one operating segment, senior housing, based on how its CODM, the President and Chief Executive Officer, assesses performance and allocates resources. The Company’s reportable segment, as determined in accordance with ASC 280, Segment Reporting, is the same as its operating segment. The accounting policies of the senior housing segment are the same as those described in the Company’s Summary of Significant Accounting Policies (see Note 2).

The CODM evaluates performance based on net income (loss) as reported on the Company’s Combined and Consolidated Statements of Operations as it provides a comprehensive indication of overall results of operations.

Segment assets consist of real estate assets and intangible assets. Non-segment assets consist of corporate non-segment assets. Corporate non-segment assets consist primarily of corporate assets, including cash and cash equivalents, restricted cash, accounts receivable, and other assets. Reportable segment asset information is not provided to the CODM as the CODM does not use segment asset information to evaluate the business and allocate resources.

The following table presents significant segment expenses and net income (loss) for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Resident fees and services	$603,989	$568,475
Compensation and property management	(287,758)	(278,881)
Food	(27,263)	(26,513)
Real estate taxes	(15,937)	(15,472)
Repairs and maintenance	(20,212)	(18,373)
Utilities	(23,602)	(22,309)
Other segment items(1)	(74,151)	(68,895)
Depreciation and amortization	(126,356)	(137,186)
General and administrative	(10,549)	(11,921)
Interest expense	(3,797)	(3,942)
Transaction costs	(1,607)	—
Gain (loss) on sales of real estate, net	—	(16,413)
Other income (expense), net	863	(32,417)
Income tax benefit (expense)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	4,068	1,894
Net income (loss)	$6,349	$(50,463)
(1)	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.